Transfers of Financial Assets	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Transfers of Financial Assets
Note 6: Transfers of Financial Assets
Transfers of Financial Assets that do not Qualify for Derecognition
Loan Securitization
We sell Canadian residential
and commercial

mortgages to third-party Canadian securitization programs, including the Canada Mortgage Bond program, and directly to third-party investors under the National Housing Act Mortgage-Backed Securities (NHA MBS) program. We assess whether substantially all of the risks and rewards of, or control over, the loans have been transferred in order to determine whether they qualify for derecognition. Under these programs, we are entitled to payment over time of the excess of the sum of interest and fees collected from customers, in connection with the mortgages that were sold, over the yield paid to investors, less credit losses and other costs. We also act as counterparty in interest rate swap agreements, where we pay the interest due to Canada Mortgage Bond holders and receive the interest on the underlying mortgages, which are converted into MBS through the NHA MBS program and sold to Canada Housing Trust.
For some of these sales, we continue to be exposed to substantially all of the prepayment, interest rate and credit risk associated with the securitized mortgages, so they did not qualify for derecognition. We continue to recognize the mortgages in our Consolidated Balance Sheet and the related cash proceeds are recognized as secured financing as part of securitization and structured entities’ liabilities in our Consolidated Balance Sheet. The interest and fees collected, net of the yield paid to investors, are recorded in net interest income using the effective interest method over the term of the securitization. Credit losses associated with the mortgages are recorded in the PCL. During the year ended October 31, 2024, we sold $
3,687 million of mortgages to these programs ($4,950 million in 2023).
The following table presents the carrying values and fair values of transferred assets that did not qualify for derecognition and the associated liabilities relating to loan securitizations:

(Canadian $ in millions)	2024		2023
	Carrying value (1)	Fair value	Carrying value (1)	Fair value
Assets
Trading securities (2)	$106	$–	$277	$–
Loans	9,277	–	7,317	–
Other related assets (3)	6,952	–	8,430	–
Total	$16,335	$16,118	$16,024	$15,266
Associated liabilities (4)	$15,790	$15,598	$14,937	$14,244

(1)	Carrying value of loans is net of ACL , where applicable.
(2)	Trading securities represent CMO issued by third-party sponsored vehicles, where we do not substantially transfer all of the risks and rewards of ownership to third-party investors.
(3)
Other related assets represent payments received on account of mortgages pledged under securitization programs that have not yet been applied against the associated liabilities. The payments received are held in permitted instruments on behalf of the investors in the securitization vehicles until principal payments are required to be made on the associated liabilities. In order to compare all assets supporting the associated liabilities, this amount is added to the carrying value of the securitized assets in the table above.

(4)	Associated liabilities are recognized in securitization and structured entities’ liabilities in our Consolidated Balance Sheet.

Securities Lent or Sold Under Repurchase Agreements
Securities lent or sold under repurchase agreements represent short-term funding transactions in which we sell securities that we own and simultaneously commit to repurchase the same securities at a specified price on a specified date in the future. We retain substantially all the risks and rewards associated with the securities and we continue to recognize them in our Consolidated Balance Sheet, with the obligation to repurchase these securities recorded as secured borrowing transactions at the amount owing. The carrying value of these securities approximates the carrying value of the associated liabilities due to their short-term nature. As at October 31, 2024, the carrying values of securities lent and securities sold under repurchase agreements were $12,913 million and $97,878 million, respectively
($13,559 million and $92,549 million, respectively, as at October 31, 2023). The interest expense related to these liabilities is recorded on an accrual basis in interest expense, securities sold but not yet purchased and securities lent or sold under repurchase agreements, in our Consolidated Statement of Income.
Continuing Involvement in Transferred Financial Assets that Qualify for Derecognition
We retain the servicing rights, representing our continuing involvement, for certain mortgage and recreational vehicle loans purchased or originated in the United States that have been sold and derecognized. During the year ended October 31, 2024, we sold and derecognized $10,249 million of these loans ($364 million in 2023) and recognized a loss of $153 million (gain of $10 million in 2023) in non-interest revenue, other. As at October 31, 2024, the carrying value of the servicing rights was $169 million ($94 million as at October 31, 2023) and the fair value was $192 million ($120 million as at October 31, 2023).
We retain residual interests, representing our continuing involvement, for certain commercial mortgage loans purchased or originated in the United States that have been sold and derecognized. During the year ended October 31, 2024, we sold and derecognized $4,412 million of these loans ($1,302 million in 2023) and recognized a gain of $49 million upon transfer ($28 million in 2023). The carrying values of our retained interests classified as debt securities at amortized cost and loans carried at amortized cost were $7 million and $40 million, respectively, as at October 31, 2024 ($8 million and $38 million, respectively, as at October 31, 2023). Fair value was equal to carrying value on these dates.
In addition, we hold U.S. government agency CMO issued by third-party sponsored vehicles, which we may further securitize by packaging them into new CMO prior to selling to third-party investors. If we have not substantially transferred all of the risks and rewards of ownership to third-party investors, we continue to recognize these CMO and the related cash proceeds as secured financing in our Consolidated Balance Sheet. During the year, we sold CMO that qualified for derecognition, where retained interests represent our continuing involvement and are managed as part of larger portfolios held for trading, liquidity or hedging purposes. Where we sold these CMO, associated gains and losses are recognized in non-interest
revenue, trading revenues (losses). As at October 31, 2024, the fair value of our retained interests in these CMO was $6 million, classified as trading securities in our Consolidated Balance Sheet ($9 million as at October 31, 2023). Refer to Note 3 for further information.
As noted above, we sell Canadian residential
and commercial

mortgages to third-party Canadian securitization programs, including the Canada Mortgage Bond program, and directly to third-party investors under the NHA MBS program. Some of these sales qualified for derecognition as we have transferred substantially all of the risks and rewards associated with the securitized mortgages. During the year ended October 31, 2024, we sold and derecognized $2,157 million of these loans ($1,186 million in 2023) and recognized a gain of $90 million ($53 million in 2023) in non-interest
revenue, other. We retain some residual interests associated with the loans, representing our continuing involvement. The carrying value of our retained interests, classified as loans carried at fair value
, was $146 million as at October 31, 2024 ($56 million as at October 31, 2023).